SCHEDULE OF INTANGIBLE ASSETS, NET (Details) (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
League Tournaments Rights [Member]
Indefinite-Lived Intangible Assets [Line Items]
Business acquisition	$ 65,879,725	$ 70,894,475